U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2


1.   Name and address of issuer:



                  Calvert World Values Fund
                  4550 Montgomery Ave., Ste. 1000N
                  Bethesda, MD   20814


2. Name of each series or class of funds for which this notice is filed:


         International Equity Fund
         Capital Accumulation Fund


3.   Investment Company Act File Number:


         811-06563


     Securities Act File Number:


         33-45829


4(a).   Last day of fiscal year for which this notice is filed:


         September 30, 2002


4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                         [    ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                   $117,702,119.00



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                      $136,552,382.00



 (iii). Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used to
        reduce registration fees payable
        to the Commission:                           $0.00


  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                $0.00


   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:       -$18,850,263.00


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                      -$18,850,263.00


 (vii). Multiplier for determining registration
        fee (See Instruction C.8):                  x .000092


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                             =$0.00

6.    Prepaid Shares

       If the response to item 5(i) was determined by deducting an
amount of securities that  were registered     under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 243-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

                                                              +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: N/A


     Method of Delivery:
                    [   ]   Wire Transfer

                    [   ]   Mail or other means

                                SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (signature and Title)*           William M. Tartikoff
                                    /s/ William M. Tartikoff
                                    General Counsel


Date:  December 16, 2002

*Please print the name and title of the signing officer below the signature.